RELATED PARTY TRANSACTIONS - SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
One-time cash bonus related to the Business Combination	$ 285,000
Expense from share-based payment transactions	2,060,666	$ 0	$ 0
Key management personnel
Disclosure of transactions between related parties [line items]
Salaries	1,364,365	772,793	835,448
Cash performance bonus	808,483	576,148	0
Statutory bonus	93,017	52,284	104,956
One-time cash bonus related to the Business Combination	226,000	0	0
Non-executive directors' fees	660,956	125,329	90,000
Non-cash benefits	36,726	4,783	4,587
Severance benefits	0	0	224,593
Expense from share-based payment transactions	2,060,666	0	0
Total	$ 5,250,213	$ 1,531,337	$ 1,259,584